Note 15 - Trade and Other Payables - Schedule of Payables (Details) - CAD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Commodity suppliers' payables	$ 189,554	$ 176,831
Accrued liabilities	112,039	135,733
Green provisions	151,992	152,542
Sales tax payable	22,969	15,794
Trade accounts payable	184,257	45,887
Payable for former JV partner	22,625	26,375
Accrued gas payable	12,937	18,624
Other payables	17,737	18,232
Trade and other current payables	$ 714,110	$ 590,018